UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2013	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Common Stock (99.4%)
Aerospace & Defense (3.4%)
Alliant Techsystems	6,900	$642
General Dynamics	12,300	1,050
Huntington Ingalls Industries	4,600	286
L-3 Communications Holdings, Cl 3	7,800	726
Northrop Grumman	13,500	1,243
Raytheon	15,600	1,121

		5,068

Agricultural Operations (0.9%)
Archer-Daniels-Midland	35,400	1,291

Agricultural Products (0.6%)
Fresh Del Monte Produce	16,200	455
Ingredion	6,800	457

		912

Air Freight & Logistics (0.5%)
FedEx	7,200	763

Aircraft (0.8%)
Lockheed Martin	4,700	565
Southwest Airlines	43,600	603

		1,168

Asset Management & Custody Banks (2.5%)
Ameriprise Financial	11,800	1,050
Bank of New York Mellon	39,200	1,233
State Street	21,200	1,477

		3,760

Automotive (2.6%)
Autoliv	5,800	474
Cooper Tire & Rubber	15,300	513
CST Brands*	2,788	91
Ford Motor	88,600	1,496
General Motors*	18,600	667
Lear	8,800	610

		3,851

Banks (10.5%)
Bank of America	152,300	2,224
Fifth Third Bancorp	46,400	892
Huntington Bancshares	80,700	690
JPMorgan Chase	77,100	4,297
Keycorp	59,100	726
PNC Financial Services Group	14,300	1,087
Regions Financial	83,100	832
SunTrust Banks	13,100	456
US Bancorp	12,200	455
Wells Fargo	95,300	4,146

		15,805

Biotechnology (0.4%)
Amgen	6,000	650

	Shares	Value (000)
Cable & Satellite (0.3%)
DIRECTV*	7,000	$443

Casinos & Gaming (0.3%)
International Game Technology	26,100	482

Chemicals (1.3%)
Dow Chemical	18,200	638
Huntsman	27,500	495
LyondellBasell Industries, Cl A	11,600	797

		1,930

Commercial Printing (0.4%)
RR Donnelley & Sons	32,700	621

Computer & Electronics Retail (1.0%)
Best Buy	20,100	605
GameStop, Cl A	19,100	937

		1,542

Computers & Services (4.9%)
Apple	2,800	1,267
CA	22,700	675
Computer Sciences	11,000	524
Dell	33,900	429
Hewlett-Packard	63,400	1,628
Microsoft	21,800	694
Seagate Technology	12,700	520
Symantec	31,400	838
Western Digital	13,200	850

		7,425

Construction & Engineering (0.3%)
KBR	15,300	479

Consumer Discretionary (1.6%)
Procter & Gamble	31,100	2,497

Diversified Metals & Mining (0.3%)
Freeport-McMoRan Copper & Gold	14,400	407

Drug Retail (1.3%)
CVS Caremark	31,100	1,913

Electrical Services (5.8%)
Ameren	21,600	773
American Electric Power	23,700	1,098
DTE Energy	10,200	721
Entergy	11,800	797
General Electric	147,500	3,595
Pinnacle West Capital	11,100	654
Portland General Electric	14,600	463
Public Service Enterprise Group	17,200	581

		8,682

Fertilizers & Agricultural Chemicals (0.4%)
CF Industries Holdings	2,900	568

Schedule of Investments July 31, 2013	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Financial Services (4.3%)
Capital One Financial	11,900	$821
Citigroup	62,100	3,238
GFI Group	54,800	219
Goldman Sachs Group	10,300	1,690
Morgan Stanley	18,500	503

		6,471

Food, Beverage & Tobacco (0.7%)
Smithfield Foods*	17,400	578
Supervalu*	33,400	267
Universal	2,400	147

		992

General Merchandise Stores (0.4%)
Target	8,300	592

Health Care Equipment (1.5%)
Medtronic	11,400	630
St. Jude Medical	14,400	754
Zimmer Holdings	10,700	893

		2,277

Household Products, Furniture & Fixtures (0.6%)
Whirlpool	6,400	857

Insurance (11.3%)
ACE	10,500	960
Aetna	19,200	1,232
Aflac	13,700	845
Allstate	21,900	1,116
American International Group*	9,700	441
Aspen Insurance Holdings	14,500	544
Assurant	12,100	655
Berkshire Hathaway, Cl B*	19,300	2,236
CIGNA	8,400	654
Hartford Financial Services Group	15,100	466
Lincoln National	25,200	1,050
MetLife	16,400	794
Prudential Financial	15,900	1,256
Torchmark	10,700	761
Travelers	10,700	894
UnitedHealth Group	16,900	1,231
Unum Group	23,600	747
WellPoint	14,200	1,215

		17,097

Machinery (1.7%)
AGCO	11,000	619
Caterpillar	8,700	721
Deere	7,200	598
Timken	10,000	584

		2,522

Metal & Glass Containers (0.2%)
Owens-Illinois*	13,400	399

	Shares	Value (000)
Mortgage REIT’s (0.3%)
Annaly Capital Management	39,300	$468

Multimedia (0.3%)
Walt Disney	7,600	491

Office Electronics (0.6%)
Xerox	97,300	944

Office Equipment (0.2%)
Pitney Bowes	23,200	383

Office REIT’s (0.3%)
Brandywine Realty Trust	36,200	505

Oil & Gas Equipment & Services (0.5%)
Halliburton	18,000	814

Paper & Paper Products (0.3%)
International Paper	8,800	425

Paper Packaging (0.5%)
Rock-Tenn, Cl A	6,600	755

Petroleum & Fuel Products (15.4%)
Apache	11,100	891
Chevron	37,700	4,746
ConocoPhillips	34,000	2,205
Exxon Mobil	73,400	6,881
Helmerich & Payne	7,800	493
HollyFrontier	16,000	729
Marathon Oil	36,000	1,309
Marathon Petroleum	13,600	997
Murphy Oil	9,700	657
Nabors Industries	24,700	380
Occidental Petroleum	16,400	1,461
Phillips 66	16,650	1,024
Tesoro	10,100	574
Valero Energy	25,100	898

		23,245

Petroleum Refining (0.6%)
Hess	11,300	841

Pharmaceuticals (6.3%)
AbbVie	8,800	400
Johnson & Johnson	39,700	3,712
Merck	39,200	1,888
Pfizer	120,300	3,517

		9,517

Printing & Publishing (0.8%)
Gannett	25,000	644
Lexmark International, Cl A	13,800	517

		1,161

Railroads (0.7%)
Norfolk Southern	15,300	1,119

Reinsurance (1.5%)
Everest Re Group	5,200	694
Montpelier Re Holdings	18,200	492
PartnerRe	4,600	412

Schedule of Investments July 31, 2013	(Unaudited)

LSV Conservative Value Equity Fund	Shares/ Face Amount	Value (000)
Reinsurance (continued)
Reinsurance Group of America, Cl A	2,900	$197
Validus Holdings	12,800	454

		2,249

Retail (2.1%)
Kohl’s	12,100	641
Kroger	18,700	735
Macy’s	15,500	749
Safeway	25,900	668
Wal-Mart Stores	5,700	444

		3,237

Semi-Conductors/Instruments (1.9%)
Intel	103,400	2,409
TE Connectivity	8,600	439

		2,848

Specialized REIT’s (1.0%)
Hospitality Properties Trust	15,800	450
LaSalle Hotel Properties	17,500	471
Omega Healthcare Investors	17,300	551

		1,472

Steel & Steel Works (0.3%)
Reliance Steel & Aluminum	7,700	541

Telephones & Telecommunications (5.0%)
AT&T	76,300	2,691
Cisco Systems	120,900	3,089
Corning	76,200	1,158
Harris	11,200	639

		7,577

Total Common Stock (Cost $119,710)		150,056

Repurchase Agreement (1.0%)
Morgan Stanley 0.010%, dated 07/31/13, to be repurchased on 08/01/13,repurchase price $1,527,464 (collateralized by a U.S. Treasury Note, par value $1,503,141, 2.625%, 12/31/2014; with total market value $1,558,023)	$1,527	1,527

Total Repurchase Agreement (Cost $1,527)		1,527

Total Investments — 100.4% (Cost $121,237) †		$151,583

Percentages are based on Net Assets of $151,037(000).

Cl	Class

REIT	Real Estate Investment Trust
*	Non-income producing security.

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $121,237 (000), and the unrealized appreciation and depreciation were $38,434 (000) and ($8,088 (000)) respectively.

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$150,056	$—	$—	$150,056
Repurchase Agreement	—	1,527	—	1,527
Total Investments in Securities	$150,056	$1,527	$—	$151,583

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2013, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-002-1400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013